Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Restatement Adjustment [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Issued March 20, 2019 [Member]	Issued March 19, 2020 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 20, 2019 [Member]	Common Stock [Member] Issued March 19, 2020 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement Adjustment [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2018	$ 955,110	$ (136)			$ 557			$ 590,508	$ (363)	$ 364,408	$ (136)
Beginning Balance, (in shares) at Dec. 31, 2018					55,657,631
Restricted shares issued			$ 1			$ 1
Restricted shares issued, (in shares)						174,438
Net (loss)/ income	(10,990)									(10,990)
Foreign currency translation	(30)								(30)
Share-based compensation plan	746							746
Ending Balance at Jun. 30, 2019	944,701				$ 558			591,254	(393)	353,282
Ending Balance, (in shares) at Jun. 30, 2019					55,832,069
Beginning Balance at Mar. 31, 2019	952,015				$ 558			590,853	(411)	361,015
Beginning Balance, (in shares) at Mar. 31, 2019					55,832,069
Net (loss)/ income	(7,733)									(7,733)
Foreign currency translation	18								18
Share-based compensation plan	401							401
Ending Balance at Jun. 30, 2019	944,701				$ 558			591,254	(393)	353,282
Ending Balance, (in shares) at Jun. 30, 2019					55,832,069
Beginning Balance at Dec. 31, 2019	$ 939,902	$ (151)			$ 558			592,010	(331)	347,566	$ (151)	$ 99
Beginning Balance, (in shares) at Dec. 31, 2019	55,826,644				55,826,644
Restricted shares issued				$ 1			$ 1
Restricted shares issued, (in shares)							80,794
Restricted shares cancelled April 14, 2020					(2,144)
Net (loss)/ income	$ (4,249)									(5,154)		905
Foreign currency translation	(91)								(91)
Share-based compensation plan	538							538
Ending Balance at Jun. 30, 2020	$ 935,950				$ 559			592,548	(422)	342,261		1,004
Ending Balance, (in shares) at Jun. 30, 2020	55,905,294				55,905,294
Beginning Balance at Mar. 31, 2020	$ 932,283				$ 559			592,361	(411)	339,253		521
Beginning Balance, (in shares) at Mar. 31, 2020					55,907,438
Restricted shares cancelled April 14, 2020					(2,144)
Net (loss)/ income	3,491									3,008		483
Foreign currency translation	(11)								(11)
Share-based compensation plan	187							187
Ending Balance at Jun. 30, 2020	$ 935,950				$ 559			$ 592,548	$ (422)	$ 342,261		$ 1,004
Ending Balance, (in shares) at Jun. 30, 2020	55,905,294				55,905,294